Schedule of Investments
March 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–94.75%
Belgium–1.80%
Anheuser-Busch InBev S.A./N.V.	73,189	$5,063,659
Brazil–0.79%
MercadoLibre, Inc.(a)	1,280	2,213,146
Canada–5.38%
Alimentation Couche-Tard, Inc.	80,489	4,562,258
Dollarama, Inc.	59,821	7,341,844
Shopify, Inc., Class A(a)	26,961	3,198,114
		15,102,216
China–7.59%
Alibaba Group Holding Ltd., ADR	45,703	5,733,898
Contemporary Amperex Technology Co. Ltd.	67,400	5,372,328
Tencent Holdings Ltd.	162,000	10,217,719
		21,323,945
Denmark–1.28%
Orsted A/S(a)(b)	145,349	3,604,511
France–10.61%
Air Liquide S.A.	11,040	2,281,952
Airbus SE	25,486	4,818,710
Hermes International S.C.A.	1,848	3,500,760
L’Oreal S.A.	11,287	4,608,375
Sartorius Stedim Biotech	20,963	4,082,799
Schneider Electric SE	19,106	5,204,123
Societe Generale S.A.	72,579	5,299,493
		29,796,212
Germany–4.91%
Allianz SE	8,109	3,424,580
SAP SE	20,145	3,434,372
Siemens AG	28,498	6,943,085
		13,802,037
Guernsey–0.72%
Super Group (SGHC) Ltd.	186,636	2,015,669
India–5.37%
Dr Lal PathLabs Ltd.(b)	326,208	4,543,539
ICICI Bank Ltd.	286,392	3,676,486
Reliance Industries Ltd.	476,561	6,853,692
		15,073,717
Ireland–1.68%
Experian PLC	104,072	3,600,318
Flutter Entertainment PLC(a)	10,888	1,125,454
		4,725,772
Italy–2.02%
FinecoBank Banca Fineco S.p.A.	163,477	3,637,154
Ryanair Holdings PLC	71,819	2,021,838
		5,658,992
Shares		Value
Japan–8.86%
Hitachi Ltd.	183,700	$5,388,929
Hoya Corp.	33,693	5,841,030
Keyence Corp.	10,324	3,674,385
Mitsubishi UFJ Financial Group, Inc.	342,600	5,801,561
Nintendo Co. Ltd.	73,300	4,184,377
		24,890,282
Netherlands–5.22%
argenx SE, ADR(a)	2,699	1,970,945
ASML Holding N.V.	8,339	11,088,835
IMCD N.V.	15,292	1,600,245
		14,660,025
South Korea–1.30%
Samsung Electronics Co. Ltd.	31,147	3,642,994
Spain–1.22%
Banco Santander S.A.	304,540	3,414,113
Switzerland–5.62%
Cie Financiere Richemont S.A.	16,478	2,909,454
Lonza Group AG	10,957	7,029,117
Sika AG	17,661	2,923,217
Straumann Holding AG	27,813	2,909,883
		15,771,671
Taiwan–7.64%
Taiwan Semiconductor Manufacturing Co. Ltd.	371,000	21,456,609
United Kingdom–13.27%
AstraZeneca PLC	35,576	6,956,529
BAE Systems PLC	389,757	11,427,091
Compass Group PLC	194,332	5,422,040
HSBC Holdings PLC	321,154	5,274,179
RELX PLC	95,689	3,134,997
RS Group PLC	480,470	3,597,733
Weir Group PLC (The)	38,377	1,439,242
		37,251,811
United States–9.47%
ARM Holdings PLC, ADR(a)	13,115	1,984,037
Booking Holdings, Inc.	911	3,835,602
EPAM Systems, Inc.(a)	19,643	2,659,662
Ferguson Enterprises, Inc.	25,257	5,881,044
Illumina, Inc.(a)	40,153	4,949,259
ResMed, Inc.	32,407	7,274,723
		26,584,327
Total Common Stocks & Other Equity Interests (Cost $188,427,312)		266,051,708
Money Market Funds–7.24%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(c)(d)	7,115,302	7,115,302
See accompanying notes which are an integral part of this schedule.
Invesco V.I. International Growth Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 3.56%(c)(d)	13,214,133	$13,214,133
Total Money Market Funds (Cost $20,329,435)		20,329,435
TOTAL INVESTMENTS IN SECURITIES—101.99% (Cost $208,756,747)		286,381,143
OTHER ASSETS LESS LIABILITIES–(1.99)%		(5,575,478)
NET ASSETS–100.00%		$280,805,665
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
March 31, 2026 was $8,148,050, which represented 2.90% of the Fund’s Net Assets.

(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$972,109	$13,696,904	$(7,553,711)	$-	$-	$7,115,302	$22,443
Invesco Treasury Portfolio, Institutional Class	1,805,346	25,437,107	(14,028,320)	-	-	13,214,133	41,394
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,023,178	25,975,852	(32,999,030)	-	-	-	36,453*
Invesco Private Prime Fund	18,262,417	46,841,064	(65,102,733)	-	(748)	-	98,990*
Total	$28,063,050	$111,950,927	$(119,683,794)	$-	$(748)	$20,329,435	$199,280

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
04/07/2026	State Street Bank & Trust Co.	USD	75,904	DKK	490,838	$16

Abbreviations:
DKK	– Danish Krone
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Belgium	$—	$5,063,659	$—	$5,063,659
Brazil	2,213,146	—	—	2,213,146
Canada	15,102,216	—	—	15,102,216
China	5,733,898	15,590,047	—	21,323,945
Denmark	—	3,604,511	—	3,604,511
France	—	29,796,212	—	29,796,212
Germany	—	13,802,037	—	13,802,037
Guernsey	2,015,669	—	—	2,015,669
India	—	15,073,717	—	15,073,717
Ireland	—	4,725,772	—	4,725,772
Italy	—	5,658,992	—	5,658,992
Japan	—	24,890,282	—	24,890,282
Netherlands	1,970,945	12,689,080	—	14,660,025
South Korea	—	3,642,994	—	3,642,994
Spain	—	3,414,113	—	3,414,113
Switzerland	—	15,771,671	—	15,771,671
Taiwan	—	21,456,609	—	21,456,609
United Kingdom	—	37,251,811	—	37,251,811
United States	20,703,283	5,881,044	—	26,584,327
Money Market Funds	20,329,435	—	—	20,329,435
Total Investments in Securities	68,068,592	218,312,551	—	286,381,143
Other Investments - Assets*
Forward Foreign Currency Contracts	—	16	—	16
Total Investments	$68,068,592	$218,312,567	$—	$286,381,159

*	Unrealized appreciation.
Invesco V.I. International Growth Fund